16. Reserve for Warrants: Schedule of information of warrants outstanding (Details) - Warrants	12 Months Ended
Jun. 30, 2024 $ / shares shares
Number Of Options Outstanding | shares	1,295,000
Exercise Price | $ / shares	$ 5.13
Weighted Averages Remaining Contractual Lif	1 year 5 months 19 days
October 2, 2024
Number Of Options Outstanding | shares	100,000
Exercise Price | $ / shares	$ 2
Weighted Averages Remaining Contractual Lif	3 months 3 days
October 2, 2024 - 2
Number Of Options Outstanding | shares	100,000
Exercise Price | $ / shares	$ 2.5
Weighted Averages Remaining Contractual Lif	3 months 3 days
October 2, 2024 - 3
Number Of Options Outstanding | shares	100,000
Exercise Price | $ / shares	$ 3
Weighted Averages Remaining Contractual Lif	3 months 3 days
February 17, 2025
Number Of Options Outstanding | shares	75,000
Exercise Price | $ / shares	$ 3
Weighted Averages Remaining Contractual Lif	7 months 17 days
February 17, 2025 - 2
Number Of Options Outstanding | shares	75,000
Exercise Price | $ / shares	$ 4
Weighted Averages Remaining Contractual Lif	7 months 17 days
February 17, 2025 - 3
Number Of Options Outstanding | shares	75,000
Exercise Price | $ / shares	$ 5
Weighted Averages Remaining Contractual Lif	7 months 17 days
March 31, 2026
Number Of Options Outstanding | shares	500,000
Exercise Price | $ / shares	$ 2.5
Weighted Averages Remaining Contractual Lif	1 year 9 months
November 19, 2026
Number Of Options Outstanding | shares	184,000
Exercise Price | $ / shares	$ 9.375
Weighted Averages Remaining Contractual Lif	2 years 4 months 24 days
September 21, 2028
Number Of Options Outstanding | shares	86,000
Exercise Price | $ / shares	$ 2.67
Weighted Averages Remaining Contractual Lif	4 years 2 months 23 days